Long-Term Debt - 25 Million Revolving Credit Facility (Details) - USD ($) $ in Millions	1 Months Ended
	Nov. 30, 2020	Jun. 30, 2019	Jun. 30, 2021	Apr. 30, 2013
Long-Term Debt
Credit facility amount				$ 20.0
$25 million revolving credit facility | NTT Finance Corporation
Long-Term Debt
Credit facility amount			$ 25.0
Interest margin percentage		1.80%
Commitment fee percentage		0.50%
$25 million revolving credit facility | Shinsei
Long-Term Debt
Interest margin percentage	1.75%
Commitment fee percentage	0.70%